Trade and Other Receivables	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Trade and Other Receivables
15.	Trade and Other Receivables
Components of trade and other receivables as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Notes receivable	21,237	16,937
Accounts receivable	665,556	679,496
Other receivables	47,638	41,051

Total	734,431	737,484

The amounts of trade and other receivables to be collected after 12 months as of March 31, 2019, and 2020, are 1,978 million JPY and 806 million JPY, respectively.